UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT

OAK RIDGE GLOBAL RESOURCES & INFRASTRUCTURE FUND

SEPTEMBER 30, 2018

Oak Ridge Investments | www.oakridgefunds.com

Oak Ridge Global Resources & Infrastructure Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Global Resources & Infrastructure Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.oakridgefunds.com

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.3%
	Australia – 4.8%
21,770	BHP Billiton Ltd	$1,085,017

	Brazil – 2.7%
19,550	Ultrapar Participacoes SA	181,033
28,700	Vale SA	425,908
		606,941
	Canada – 9.1%
15,830	Barrick Gold Corp.	175,396
6,545	Canadian Natural Resources Ltd.	213,760
4,250	Enbridge, Inc.	137,233
23,715	Goldcorp, Inc.	241,893
20,000	Lundin Mining Corp.	105,907
6,700	Nutrien Ltd.	386,590
17,135	Suncor Energy, Inc.	662,953
3,620	TransCanada Corp.	146,465
		2,070,197
	France – 2.9%
10,265	TOTAL SA	660,963

	Germany – 0.4%
4,000	Bayer AG	88,560

	Ireland – 0.6%
3,340	Smurfit Kappa Group PLC	132,259

	Italy – 1.1%
6,850	Eni SpA	257,971

	Luxembourg – 2.2%
15,930	ArcelorMittal	491,600

	Netherlands – 2.5%
8,185	Royal Dutch Shell PLC	557,726

	Peru – 0.7%
3,425	Southern Copper Corp.	147,754

	Russia – 1.2%
11,380	Gazprom PJSC - ADR	56,559
2,675	LUKOIL PJSC	204,477
		261,036
	South Korea – 0.3%
990	POSCO - ADR	65,340

	Switzerland – 5.3%
226,000	Glencore PLC*	977,114
82,795	Weatherford International PLC*	224,375
		1,201,489

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Turkey – 0.5%
24,740	Turkcell Iletisim Hizmetleri A.S. - ADR	$119,247

	United Kingdom – 7.9%
25,800	Anglo American PLC	579,424
15,140	BP PLC	697,954
9,975	Rio Tinto PLC	508,924
		1,786,302
	United States – 57.1%
1,425	Air Products & Chemicals, Inc.	238,046
10,398	Alcoa Corp.*	420,079
8,484	Anadarko Petroleum Corp.	571,906
2,770	Andeavor	425,195
5,085	Archer-Daniels-Midland Co.	255,623
4,950	Bunge Ltd.	340,114
3,295	Caterpillar, Inc.	502,455
5,580	CF Industries Holdings, Inc.	303,775
3,080	Cheniere Energy, Inc.*	214,029
4,790	Chevron Corp.	585,721
12,045	CNX Resources Corp.*	172,364
2,030	ConocoPhillips	157,122
2,845	Deere & Co.	427,689
4,515	DowDuPont, Inc.	290,360
3,665	EOG Resources, Inc.	467,544
11,895	Exxon Mobil Corp.	1,011,313
38,490	Freeport-McMoRan, Inc.	535,781
12,860	Green Plains, Inc.	221,192
9,750	Halliburton Co.	395,167
8,380	International Paper Co.	411,877
1,035	Kansas City Southern	117,245
1,805	LyondellBasell Industries N.V. - Class A	185,031
5,840	Marathon Petroleum Corp.	467,025
4,615	Mondelez International, Inc. - Class A	198,260
21,080	Nabors Industries Ltd.	129,853
6,165	Newmont Mining Corp.	186,183
5,940	Noble Energy, Inc.	185,269
3,390	Nucor Corp.	215,095
990	Packaging Corp. of America	108,593
1,880	Phillips 66	211,914
3,045	Pioneer Natural Resources Co.	530,409
9,900	Range Resources Corp.	168,201
6,160	Schlumberger Ltd.	375,267
8,020	Steel Dynamics, Inc.	362,424

Oak Ridge Global Resources & Infrastructure Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
5,440	United States Steel Corp.	$165,811
1,780	Valero Energy Corp.	202,475
2,725	Vulcan Materials Co.	303,020
6,395	WestRock Co.	341,749
6,930	Weyerhaeuser Co.	223,631
11,730	Williams Cos., Inc.	318,939
		12,943,746
	Total Common Stocks (Cost $20,325,547)	22,476,148

Principal Amount

	Short-Term Investments – 0.6%
$147,051	UMB Money Market II Special, 1.73%[1]	147,051

	Total Short-Term Investments (Cost $147,051)	147,051

	Total Investments – 99.9% (Cost $20,472,598)	22,623,199
	Other Assets in Excess of Liabilities – 0.1%	32,487

	Total Net Assets – 100.0%	$22,655,686

ADR – American Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

SUMMARY OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	47.7%
Materials	41.5%
Industrials	4.6%
Consumer Staples	3.5%
Financials	1.0%
Communications	0.6%
Health Care	0.4%
Total Common Stocks	99.3%
Short-Term Investments	0.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $20,472,598)	$22,623,199
Receivables:
Dividends and interest	43,013
Prepaid expenses	27,228
Total assets	22,693,440

Liabilities:
Advisory fees	625
Shareholder servicing fees (Note 6)	4,590
Distribution fees - Class A (Note 7)	623
Auditing fees	7,391
Transfer agent fees and expenses	7,366
Custody fees	5,737
Fund accounting fees	4,342
Fund administration fees	3,922
Trustees' deferred compensation (Note 3)	1,548
Trustees' fees and expenses	791
Chief Compliance Officer fees	228
Accrued other expenses	591
Total liabilities	37,754

Net Assets	$22,655,686

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$20,407,026
Total distributable earnings	2,248,660
Net Assets	$22,655,686

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,086,547
Shares of beneficial interest issued and outstanding	242,857
Redemption price	12.71
Maximum sales charge (5.75% of offering price)*	0.78
Maximum offering price to public	$13.49

Class I Shares:
Net assets applicable to shares outstanding	$19,569,139
Shares of beneficial interest issued and outstanding	1,530,754
Redemption price	$12.78

*	No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

STATEMENT OF OPERATIONS

For the six months ended September 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $17,678)	$339,266
Interest	1,567
Total investment income	340,833

Expenses:
Advisory fees	115,320
Registration fees	22,127
Transfer agent fees and expenses	18,908
Fund administration fees	17,509
Fund accounting fees	15,046
Shareholder servicing fees (Note 6)	11,532
Legal fees	9,525
Auditing fees	9,150
Offering costs	7,198
Custody fees	6,306
Distribution fees - Class A (Note 7)	3,932
Trustees' fees and expenses	3,510
Shareholder reporting fees	3,180
Chief Compliance Officer fees	3,127
Miscellaneous	3,007
Insurance fees	692

Total expenses	250,069
Less advisory fees waived	(113,521)
Net expenses	136,548
Net investment income	204,285

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	207,546
Foreign currency transactions	(318)
Net realized gain	207,228
Net change in unrealized appreciation/depreciation on:
Investments	281,872
Foreign currency translations	(126)
Net change in unrealized appreciation/depreciation	281,746
Net realized and unrealized gain	488,974

Net Increase in Net Assets from Operations	$693,259

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$204,285	$250,452
Net realized gain on investments and foreign currency transactions	207,228	317,635
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	281,746	1,204,863
Net increase in net assets resulting from operations	693,259	1,772,950

Distributions to shareholders:
Distributions[1]:
Class A	-
Class I	-
Total	-
From net investment income:
Class A		(7,584)
Class I		(157,632)
Total		(165,216)

Capital Transactions:
Net proceeds from shares sold:
Class A	7,915	2,329,563 [2]
Class C	-	50,572 [2]
Class I	1,324,330	16,398,548
Reinvestment of Distributions:
Class A	-	7,519
Class I	-	157,515
Cost of shares redeemed:
Class A	(54,619)	(761,606)[2]
Class C	-	(301,459)[2]
Class I	(1,351,280)	(6,554,092)
Net increase (decrease) in net assets from capital transactions	(73,654)	11,326,560

Total increase in net assets	619,605	12,934,294

Net Assets:
Beginning of period	22,036,081	9,101,787
End of period[3]	$22,655,686	$22,036,081

Capital Share Transactions:
Shares sold:
Class A	600	190,648 [2]
Class C	-	4,470 [2]
Class I	102,359	1,443,480
Shares reinvested:
Class A	-	627 [2]
Class I	-	13,072
Shares redeemed:
Class A	(4,302)	(67,289)[2]
Class C	-	(28,669)[2]
Class I	(105,767)	(565,249)
Net increase (decrease) in capital share transactions	(7,110)	991,090

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	With the Plan of Reorganization, Class C shareholders received Class A shares effective as of the close of business on June 30, 2017. See Note 1 in the accompanying Notes to Financial Statements.
[3]	End of year net assets includes accumulated undistributed net investment income of $70,712 for the year ended March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended March 31,		For the Period December 1, 2015**	For the Year Ended November 30,
	September 30, 2018 (Unaudited)	2018	2017	through March 31, 2016	2015	2014	2013
Net asset value, beginning of period	$12.33	$11.50	$9.03	$9.90	$11.83	$11.49	$10.02
Income from Investment Operations:
Net investment income[1]	0.10	0.15	0.08	0.07	0.11	0.10	0.07
Net realized and unrealized gain (loss)	0.28	0.75	2.59	(0.76)	(1.90)	0.34	1.43
Total from investment operations	0.38	0.90	2.67	(0.69)	(1.79)	0.44	1.50

Less Distributions:
From net investment income	-	(0.07)	(0.20)	(0.18)	(0.14)	(0.02)	(0.03)
From return of capital	-	-	-	-	-	(0.03)	-
From net realized gain	-	-	-	-	-	(0.05)	-
Total distributions	-	(0.07)	(0.20)	(0.18)	(0.14)	(0.10)	(0.03)

Net asset value, end of period	$12.71	$12.33	$11.50	$9.03	$9.90	$11.83	$11.49

Total return[2]	3.08%[3]	7.88%	29.72%	(7.01)%[3]	(15.14)%	3.84%	14.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,087	$3,039	$1,409	$1,250	$1,756	$3,033	$5,569

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.39%[4]	2.68%	2.54%	14.70%[4]	3.67%	3.54%	6.82%
After fees waived and expenses absorbed	1.40%[4]	1.40%	1.40%	1.53%[4]	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.57%[4]	(0.02)%	(0.35)%	(10.83)%[4]	(1.09)%	(1.06)%	(4.62)%
After fees waived and expenses absorbed	1.56%[4]	1.26%	0.79%	2.34%[4]	0.98%	0.88%	0.60%

Portfolio turnover rate	7%[3]	59%	52%	23%[3]	19%	24%	7%

*	Financial information from April 1, 2012 through June 30, 2017 is for the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, which was reorganized into the Oak Ridge Global Resources & Infrastructure Fund as of the close of business June 30, 2017.
**	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of the Predecessor Fund.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended March 31,		For the Period December 1, 2015**	For the Year Ended November 30,
	September 30, 2018 (Unaudited)	2018	2017	through March 31, 2016	2015	2014	2013
Net asset value, beginning of period	$12.38	$11.54	$9.04	$9.91	$11.84	$11.50	$10.03
Income from Investment Operations:
Net investment income[1]	0.12	0.18	0.12	0.07	0.14	0.13	0.09
Net realized and unrealized gain (loss)	0.28	0.76	2.58	(0.76)	(1.90)	0.34	1.43
Total from investment operations	0.40	0.94	2.70	(0.69)	(1.76)	0.47	1.52

Less Distributions:
From net investment income	-	(0.10)	(0.20)	(0.18)	(0.17)	(0.04)	(0.05)
From tax return of capital	-	-	-	-	-	(0.04)	-
From net realized gain	-	-	-	-	-	(0.05)	-
Total distributions	-	(0.10)	(0.20)	(0.18)	(0.17)	(0.13)	(0.05)

Net asset value, end of period	$12.78	$12.38	$11.54	$9.04	$9.91	$11.84	$11.50

Total return[2]	3.23%[3]	8.20%	30.02%	(6.93)%[3]	(14.92)%	4.12%	15.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,569	$18,997	$7,421	$1,955	$3,336	$12,532	$5,436

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%[4]	2.43%	2.38%	14.19%[4]	3.42%	3.29%	6.57%
After fees waived and expenses absorbed	1.15%[4]	1.15%	1.15%	1.28%[4]	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.82%[4]	0.23%	(0.11)%	(10.39)%[4]	(0.84)%	(0.81)%	(4.37)%
After fees waived and expenses absorbed	1.81%[4]	1.51%	1.12%	2.52%[4]	1.23%	1.13%	0.85%

Portfolio turnover rate	7%[3]	59%	52%	23%[3]	19%	24%	7%

*	Financial information from April 1, 2012 through June 30, 2017 is for the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund, which was reorganized into the Oak Ridge Global Resources & Infrastructure Fund as of the close of business June 30, 2017.
**	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of the Predecessor Fund.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

The Oak Ridge Global Resources & Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital. The Fund currently offers two classes of shares: Class A and Class I commenced operations on September 28, 2012. Prior to July 1, 2017 the shares were part of RidgeWorth Capital Innovations Global Resources and Infrastructure Fund (the “Acquired Fund”) a separate series of RidgeWorth Funds. Class C shareholders received Class A shares effective as of the close of business on June 30, 2017.

The Fund commenced investment operations on July 1, 2017 with Class A and Class I shares. Prior to that date, its only activity was a transfer of 155,132 shares of the Fund’s Class A shares and a transfer of 559,106 shares of the Fund’s Class I shares in exchange for the net assets of the Acquired Fund, at $7,721,484. This exchange was nontaxable. The primary net assets received by the Fund were cash, receivables and securities of the Acquired Fund with a fair value of $8,349,279 (identified cost of investments transferred was $8,194,106). The Fund’s liabilities were also assumed. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

On September 9, 2018, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Oak Ridge Global Resources & Infrastructure Fund (the “Acquired Fund”), a series of the Trust, into the North Square Global Resources & Infrastructure Fund (the “Acquiring Fund”), a newly organized series of North Square Investment Trust. The reorganization of the Acquired Fund is subject to approval by its shareholders. If shareholders of the Acquired Fund approve the reorganization, the reorganization is expected to take effect during the first quarter of 2019.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $21,520, which are being amortized over a one-year period from July 1, 2017 (commencement of operations).

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended March 31, 2015 through 2018, and as of and during the six months ended September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor” or “Oak Ridge”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40%, and 1.15% of the Fund's average daily net assets for Class A and Class I shares, respectively. This agreement is in effect until July 31, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended September 30, 2018, the Advisor waived a portion of its advisory fees totaling $113,521. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At September 30, 2018, the amount of these potentially recoverable expenses was $296,457. The Advisor may recapture all or a portion of this amount no later than March 31 of the years stated below:

2021	$182,936
2022	113,521
Total	$296,457

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for distribution, fund accounting, fund administration, transfer agency and custody services for the six months ended September 30, 2018, are reported on the Statement of Operations.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended September 30, 2018, the Fund’s allocated fees accrued for non-interested Trustees are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,566,413

Gross unrealized appreciation	$3,192,489
Gross unrealized depreciation	(1,135,703)
Net unrealized appreciation on investments	$2,056,786

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$70,712
Undistributed long-term capital gains	-
Accumulated earnings	70,712

Accumulated capital and other losses	(290,345)
Net unrealized appreciation on investments	1,774,914
Net unrealized appreciation on foreign currency translations	120
Total accumulated earnings	$1,555,401

The tax character of distributions paid during the fiscal years ended March 31, 2018 and March 31, 2017, were as follows:

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

	2018	2017
Distributions paid from :
Ordinary income	$165,216	$100,427
Net long-term capital gains	-	-
Total distributions paid	$165,216	$100,427

As of March 31, 2018, the Fund had a short-term non-expiring capital loss carryover of $290,345. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

For the six months ended September 30, 2018, purchases and sales of investments, excluding short-term investments, were $1,880,973 and $1,608,511, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Class A shares, payable to IMST Distributors, LLC. Prior to the close of business on June 30, 2017, the Plan provided for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets, attributable to Class C shares, payable to RidgeWorth Distributors. Class I does not pay any distribution fees.

For the six months ended September 30, 2018, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$22,476,148	$-	$-	$22,476,148
Short-Term Investments	147,051	-	-	147,051
Total Investments	$22,623,199	$-	$-	$22,623,199

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Oak Ridge Global Resources & Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Oak Ridge Global Resources & Infrastructure Fund

EXPENSE EXAMPLE

For the Six Months Ended September 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/18	9/30/18	4/1/18 – 9/30/18
Class A	Actual Performance	$1,000.00	$1,030.80	$7.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.05	7.08
Class I	Actual Performance	1,000.00	1,032.30	5.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.30	5.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Oak Ridge Global Resources & Infrastructure Fund

A series of Investment Managers Series Trust

Advisor

Oak Ridge Investments, LLC

10 South LaSalle Street

Suite 1900

Chicago, Illinois 60603

Sub-Advisor

Capital Innovations, LLC

325 Forest Grove Drive, Suite 100

Pewaukee, Wisconsin 53072

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Global Resources & Infrastructure Fund - Class A	INNAX	46141Q 295
Oak Ridge Global Resources & Infrastructure Fund - Class I	INNNX	46141Q 287

Privacy Principles of the Oak Ridge Global Resources & Infrastructure Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Global Resources & Infrastructure Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (855) 551-5521.

Oak Ridge Global Resources & Infrastructure Fund

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	12/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	12/7/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/7/2018